Equity share capital and share premium	6 Months Ended
Jun. 30, 2022
Equity share capital and share premium
Equity share capital and share premium
9.	Equity share capital and share premium

Issued and fully paid shares:

	Total shares (par value €0.01)	Total share capital	Total share premium
	(million)	$'m	$'m
At December 31, 2021 and at June 30, 2022	603	7	5,992

At June 30, 2022, the Company has repurchased a total of 443,450 shares (December 31, 2021: nil shares) returning $3 million to shareholders. The repurchased shares have not yet been cancelled and are presented as a deduction of equity within treasury shares within the Interim Statement of Changes in Equity, together with any directly related expense.

There were no other material share transactions in the six months ended June 30, 2022.